Commitments and Contingencies - Additional Information (Detail) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013 Noncurrent Liability USD ($)	Dec. 31, 2013 Noncurrent Liability CNY	Dec. 31, 2013 PRC USD ($)	Dec. 31, 2013 PRC CNY	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY
Commitments and Contingencies [Line Items]
Operating leases, total rental expenses			$ 5,097	30,853	24,082	15,363
Accrual for unrecognized tax benefits and interest	$ 3,066	18,559